Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2021

XS4-QTLY-0321
1.968034.107

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Interactive Media & Services - 0.8%
Dip Corp.	450,000	$12,299,871
Media - 1.9%
Cogeco Communications, Inc.	200,000	17,046,334
Emerald Expositions Events, Inc.	2,500,000	10,150,000
		27,196,334

TOTAL COMMUNICATION SERVICES		39,496,205

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.5%
Linamar Corp.	300,000	15,314,956
Patrick Industries, Inc.	100,000	6,906,000
		22,220,956
Diversified Consumer Services - 0.7%
Perdoceo Education Corp. (a)	850,000	10,055,500
Hotels, Restaurants & Leisure - 2.1%
Hilton Grand Vacations, Inc. (a)	1,000,000	29,720,000
Household Durables - 1.5%
Helen of Troy Ltd. (a)	25,917	6,330,227
LGI Homes, Inc. (a)(b)	150,000	16,006,500
		22,336,727
Multiline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	300,000	28,419,000
Specialty Retail - 0.4%
America's Car Mart, Inc. (a)	23,224	2,758,547
Winmark Corp.	15,316	2,613,369
		5,371,916
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	500,000	15,810,000

TOTAL CONSUMER DISCRETIONARY		133,934,099

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	200,000	8,414,000
Food Products - 1.4%
Sanderson Farms, Inc.	150,000	20,428,500

TOTAL CONSUMER STAPLES		28,842,500

ENERGY - 1.6%
Energy Equipment & Services - 0.5%
ShawCor Ltd. Class A	1,000,000	3,159,335
Total Energy Services, Inc.	1,430,530	3,467,952
		6,627,287
Oil, Gas & Consumable Fuels - 1.1%
Brigham Minerals, Inc. Class A	1,200,000	16,068,000

TOTAL ENERGY		22,695,287

FINANCIALS - 16.5%
Banks - 8.6%
BOK Financial Corp.	500,000	36,930,000
Cullen/Frost Bankers, Inc. (b)	333,000	30,715,920
First Citizens Bancshares, Inc.	45,000	26,819,550
First Hawaiian, Inc.	1,000,000	23,250,000
Wintrust Financial Corp.	100,000	6,019,000
		123,734,470
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	1,000,000	18,330,000
Consumer Finance - 1.1%
Encore Capital Group, Inc. (a)	220,000	6,534,000
First Cash Financial Services, Inc.	175,000	10,304,000
		16,838,000
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (a)	400,000	15,196,000
Insurance - 4.5%
BRP Group, Inc. (a)	150,000	3,481,500
Enstar Group Ltd. (a)	75,000	15,015,750
First American Financial Corp.	750,000	39,217,500
Primerica, Inc.	50,000	6,965,500
		64,680,250

TOTAL FINANCIALS		238,778,720

HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 6.6%
Envista Holdings Corp. (a)	1,250,000	44,425,000
Haemonetics Corp. (a)	250,000	28,572,500
Hill-Rom Holdings, Inc.	200,000	19,208,000
Utah Medical Products, Inc.	32,219	2,792,421
		94,997,921
Health Care Providers & Services - 2.0%
Patterson Companies, Inc.	100,000	3,168,000
Premier, Inc.	750,000	25,402,500
		28,570,500
Life Sciences Tools & Services - 4.8%
Charles River Laboratories International, Inc. (a)	125,000	32,381,250
Syneos Health, Inc. (a)	500,000	37,175,000
		69,556,250
Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (a)	400,000	16,000,000

TOTAL HEALTH CARE		209,124,671

INDUSTRIALS - 19.3%
Aerospace & Defense - 1.1%
Ultra Electronics Holdings PLC	600,000	16,417,137
Commercial Services & Supplies - 3.9%
Cimpress PLC (a)	300,000	27,417,000
Knoll, Inc.	600,000	8,976,000
The Brink's Co.	300,000	20,439,000
		56,832,000
Construction & Engineering - 0.2%
Mirait Holdings Corp.	150,000	2,391,522
Marine - 0.1%
MPC Container Ships ASA (a)	2,000,000	1,228,176
Professional Services - 7.7%
ASGN, Inc. (a)	500,000	41,455,000
BG Staffing, Inc.	4,124	52,045
Insperity, Inc.	200,000	15,698,000
Intertrust NV (c)	1,000,000	15,363,543
Kforce, Inc.	450,000	19,192,500
Persol Holdings Co. Ltd.	1,000,000	18,702,563
		110,463,651
Road & Rail - 4.0%
TFI International, Inc.	500,000	33,220,000
TFI International, Inc. (Canada)	375,000	24,909,091
		58,129,091
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	600,000	23,862,000
GMS, Inc. (a)	140,000	4,058,600
MRC Global, Inc. (a)	750,000	5,182,500
		33,103,100

TOTAL INDUSTRIALS		278,564,677

INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 6.1%
Insight Enterprises, Inc. (a)	700,000	53,270,000
Methode Electronics, Inc. Class A	207,107	7,818,289
SYNNEX Corp.	175,000	14,283,500
TTM Technologies, Inc. (a)	1,000,000	13,410,000
		88,781,789
IT Services - 6.2%
Computer Services, Inc.	600,000	37,200,000
Concentrix Corp. (a)	200,000	21,384,000
Genpact Ltd.	500,000	19,140,000
Poletowin Pitcrew Holdings, Inc.	136,000	1,506,134
Tucows, Inc. (a)	125,000	9,987,500
		89,217,634
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc. (a)	150,000	14,053,500
CMC Materials, Inc.	50,000	7,365,500
Ichor Holdings Ltd. (a)	200,000	7,220,000
ON Semiconductor Corp. (a)	450,000	15,520,500
SMART Global Holdings, Inc. (a)	75,000	2,786,250
		46,945,750
Software - 1.5%
j2 Global, Inc. (a)	150,000	15,396,000
Zix Corp. (a)	750,000	6,112,500
		21,508,500
Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	170,000	8,058,141

TOTAL INFORMATION TECHNOLOGY		254,511,814

MATERIALS - 5.4%
Chemicals - 2.5%
Valvoline, Inc.	1,500,000	35,610,000
Construction Materials - 2.5%
Eagle Materials, Inc.	90,000	9,902,700
RHI Magnesita NV	250,000	13,290,455
Wienerberger AG	400,000	13,611,177
		36,804,332
Metals & Mining - 0.4%
ERO Copper Corp. (a)	350,000	5,110,068

TOTAL MATERIALS		77,524,400

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CareTrust (REIT), Inc.	400,000	8,984,000
Corporate Office Properties Trust (SBI)	750,000	19,702,500
Douglas Emmett, Inc.	1,100,000	30,481,000
iStar Financial, Inc.	355,804	5,401,105
		64,568,605
Real Estate Management & Development - 4.5%
Cushman & Wakefield PLC (a)	1,798,500	25,772,505
Jones Lang LaSalle, Inc. (a)	275,000	40,207,750
		65,980,255

TOTAL REAL ESTATE		130,548,860

UTILITIES - 1.4%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	300,000	20,124,000
TOTAL COMMON STOCKS
(Cost $1,143,626,272)		1,434,145,233

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.09% (d)	46,202,796	46,212,037
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	20,118,222	20,120,234
TOTAL MONEY MARKET FUNDS
(Cost $66,332,271)		66,332,271
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $1,209,958,543)		1,500,477,504
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(56,788,300)
NET ASSETS - 100%		$1,443,689,204

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,363,543 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,990
Fidelity Securities Lending Cash Central Fund	66,708
Total	$80,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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